                       MONEY MANAGEMENT SERVICES PROGRAM

                                  FEATURING...

                                THE GALAXY FUND

                                 PRIME RESERVES
                              GOVERNMENT RESERVES
                              TAX-EXEMPT RESERVES

                                   PROSPECTUS

                                AUGUST 14, 1998

                                              U.S. CLEARING,
                                              A DIVISION OF
                                              FLEET SECURITIES, INC.
                                              MEMBER NEW YORK STOCK EXCHANGE
                                              MEMBER SIPC

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................     3
INVESTMENT OBJECTIVES AND POLICIES........................................     4
  In General..............................................................     4
  Quality Requirements....................................................     4
  Prime Reserves..........................................................     4
  Government Reserves.....................................................     5
  Tax-Exempt Reserves.....................................................     5
INVESTMENTS, STRATEGIES AND RISKS.........................................     6
  U.S. Government Obligations.............................................     6
  Money Market Instruments................................................     6
  Municipal Securities....................................................     7
  Tender Option Bonds.....................................................     8
  Variable and Floating Rate Instruments..................................     8
  Repurchase and Reverse Repurchase Agreements............................     9
  When-Issued and Delayed Settlement Transactions.........................     9
  Investment Company Securities...........................................     9
  Securities Lending--Prime Reserves and Government Reserves..............    10
  Guaranteed Investment Contracts-- Prime Reserves........................    10
  Asset-Backed Securities--Prime Reserves.................................    10
  Other Investment Policies of the Tax-Exempt Reserves....................    11

                                                                            PAGE
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
INVESTMENT LIMITATIONS....................................................    11
PRICING OF SHARES.........................................................    13
HOW TO PURCHASE AND REDEEM SHARES.........................................    14
  Distributor.............................................................    14
  Purchase of Shares......................................................    14
  Redemption of Shares....................................................    15
  Other Purchase and Redemption Information...............................    15
DIVIDENDS AND DISTRIBUTIONS...............................................    15
TAXES.....................................................................    16
  Federal.................................................................    16
  State and Local.........................................................    17
  Miscellaneous...........................................................    17
MANAGEMENT OF THE FUNDS...................................................    17
  Investment Adviser......................................................    17
  Authority to Act as Investment Adviser..................................    18
  Administrator...........................................................    18
DESCRIPTION OF GALAXY AND ITS SHARES......................................    19
  Distribution and Services Plan..........................................    19
CUSTODIAN AND TRANSFER AGENT..............................................    20
EXPENSES..................................................................    20
PERFORMANCE REPORTING.....................................................    20
MISCELLANEOUS.............................................................    21

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
                                THE GALAXY FUND

4400 Computer Drive                     Contact your Account Executive for an
Westboro, Massachusetts 01581-5108      application and information regarding
                                        purchases, redemptions and other
                                        shareholder services.

    The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes three series of Galaxy's shares which represent interests in three separate diversified money market portfolios (individually, a "Fund," collectively, the "Funds") offered to investors by Galaxy, each having its own investment objective and policies:

    The PRIME RESERVES' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in "money market" instruments with remaining maturities of 397 days or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances, commercial paper and corporate bonds in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The GOVERNMENT RESERVES' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in obligations with remaining maturities of 397 days or less which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The TAX-EXEMPT RESERVES' investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in high quality debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax ("Municipal Securities"). The Fund's portfolio securities will generally have remaining maturities of 397 days or less.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Each of the Funds is advised by Fleet Investment Advisors Inc. ("Fleet") and sponsored and distributed by First Data Distributors, Inc., which is unaffiliated with Fleet and its parent, Fleet Financial Group, Inc., and affiliates. The shares described in this Prospectus are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing"). See "Management of the Funds," "How to Purchase and Redeem Shares," and "Description of Galaxy and Its Shares."

    This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in the Statement of Additional Information relating to the Funds and bearing the same date, has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available upon request without charge by writing to Galaxy at its address shown above or by contacting your Account Executive. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.
                            ------------------------

                                AUGUST 14, 1998

                                EXPENSE SUMMARY

    Set forth below is a summary of each Fund's operating expenses. Examples based on the summary are also shown.

ANNUAL FUND OPERATING EXPENSES                         PRIME        GOVERNMENT      TAX-EXEMPT
(AS A PERCENTAGE OF AVERAGE NET ASSETS)               RESERVES       RESERVES        RESERVES
--------------------------------------------------  ------------  --------------  --------------
Advisory Fees.....................................         .36%          .40%            .40%
12b-1 Fees(1).....................................         .45%          .40%            .40%
Other Expenses....................................         .19%          .20%            .20%
                                                           ---           ---             ---
Total Fund Operating Expenses.....................        1.00%         1.00%           1.00%
                                                           ---           ---             ---
                                                           ---           ---             ---

---------

(1) 12b-1 fees (including fees for shareholder administrative support services) may not exceed 1.00% (on an annualized basis) of each Fund's average daily net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return, and (2) redemption of your investment at the end of the following periods:

                                                      1 YEAR      3 YEARS
                                                    ----------   ----------
Prime Reserves....................................       $ 10         $ 31
Government Reserves...............................       $ 10         $ 31
Tax-Exempt Reserves...............................       $ 10         $ 31

    The Expense Summary and Example are intended to assist investors in understanding the costs and expenses that an investor in the Funds bears directly or indirectly. The information contained in the Expense Summary and Example reflects the expenses which each Fund expects to incur during the current fiscal year. For more complete descriptions of these costs and expenses, see "Management of the Funds" and "Description of Galaxy and Its Shares" in this Prospectus. Fees charged by U.S. Clearing for services related to an investment in the Funds are in addition to and not reflected in the fees and expenses described above. Such fees will be deducted each month from your Fund account(s) and will reduce your yield.

    THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE FUNDS ARE NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

    Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Reserves" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates.

QUALITY REQUIREMENTS

    Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. ("Fitch IBCA")) in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Reserves will not purchase a security (other than a U.S. Government security) unless the security
(i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Reserves one of the two highest, short-term rating categories. See "Investment Limitations" below.

    Determinations of comparable quality shall be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

PRIME RESERVES

    The Prime Reserves' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in "money market" instruments that are determined by Fleet to present minimal credit risk and meet certain rating criteria. Instruments that may be purchased by the Prime Reserves include obligations of domestic and foreign banks (including negotiable certificates of deposit, non-negotiable time deposits, savings deposits and bankers' acceptances); commercial paper (including variable and floating rate notes); corporate bonds; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements issued by financial institutions such as banks and broker/dealers. These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

GOVERNMENT RESERVES

    The Government Reserves' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. Under normal market and economic conditions, the Fund intends to invest substantially all (but not less than 65%) of its total assets in such U.S. Government obligations and repurchase agreements for which such obligations serve as collateral. These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

TAX-EXEMPT RESERVES

    The Tax-Exempt Reserves' investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal by investing substantially all of its assets in Municipal Securities that present minimal credit risk and meet the rating criteria described above under "Quality Requirements." The Fund is designed for investors in higher tax brackets who are seeking a relatively high amount of tax-free income with stability of principal and less price volatility than would normally be associated with intermediate-term and longer-term Municipal Securities.

    As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets in Municipal Securities. However, the Fund may from time to time, during temporary defensive periods, hold uninvested cash reserves or invest in taxable obligations in such proportions (including up to 100% of its total assets) as, in the opinion of Fleet, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Such taxable instruments may include (i) obligations of the U.S. Treasury; (ii) obligations of agencies or instrumentalities of the U.S. Government; (iii) "money market" instruments such as certificates of deposit, commercial paper or bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other "money market" instruments; or (v) securities issued by other investment companies that invest in high quality, short-term Municipal Securities. For more information including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

    In seeking to achieve its investment objective, the Tax-Exempt Reserves may invest in "private activity bonds" (see "Investments, Strategies and Risks--Municipal Securities"), the interest on which may be subject to the federal alternative minimum tax. Investments in such securities, however, will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

    The Fund's portfolio securities will generally have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

                       INVESTMENTS, STRATEGIES AND RISKS

U.S. GOVERNMENT OBLIGATIONS

    Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.

    Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

    "Money market" instruments include bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

    Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Prime Reserves' total assets at the time of purchase.

    Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

    Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

    Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended, (the "1933 Act") in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below,
Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves and Tax-Exempt Reserves may also purchase Rule 144A securities. See "Investment Limitations."

MUNICIPAL SECURITIES

    Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

    The two principal classifications of Municipal Securities that may be held by the Tax-Exempt Reserves are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

    The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

    Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    Municipal Securities purchased by the Tax-Exempt Reserves in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by the Tax-Exempt Reserves, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely effect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

TENDER OPTION BONDS

    The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

    Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet under guidelines approved by Galaxy's Board of Trustees. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on purchases of illiquid instruments described below.

    The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investment in repurchase agreements will be, under normal market conditions, subject to the 20% overall limit on taxable obligations.

    The Prime Reserves and Government Reserves may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

    Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later) permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

INVESTMENT COMPANY SECURITIES

    Each Fund may invest in securities issued by other open-end investment companies that (a) invest in high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to high quality short-term Municipal Securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended, (the "1940 Act"). Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments.

SECURITIES LENDING--PRIME RESERVES AND GOVERNMENT RESERVES

    The Prime Reserves and Government Reserves may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

GUARANTEED INVESTMENT CONTRACTS--PRIME RESERVES

    The Prime Reserves may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES--PRIME RESERVES

    The Prime Reserves may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements." See "Asset-Backed Securities" in the Statement of Additional Information relating to the Fund.

OTHER INVESTMENT POLICIES OF THE TAX-EXEMPT RESERVES

    The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

    Although the Fund does not presently intend to do so on a regular basis, it may invest 25% or more of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

                             INVESTMENT LIMITATIONS

    The following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

    No Fund may:

        1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

        2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.

        3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided, however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowings; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

        4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

    In addition, the Prime Reserves and Government Reserves may not:

        5. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

    In addition, the Tax-Exempt Reserves may not:

        6. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

    With respect to Investment Limitation No. 2 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

    With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

    If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to Investment Limitation No. 4 above, the Board of Trustees of Galaxy will determine whether a later increase in the percentage limitation with respect to illiquid securities adversely affects the level of liquidity being maintained by a Fund and will consider whether the Fund should reduce its holdings of illiquid securities in order to maintain adequate liquidity.

    Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in this Prospectus and the Statement of Additional Information relating to the Funds in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds. In accordance with Rule 2a-7, each of the Prime Reserves and Tax-Exempt Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, each such Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer, for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

    Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid instruments, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                               PRICING OF SHARES

    Net asset value per share of each Fund is determined as of 12:00 Noon (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time), on each day the Exchange is open. Currently, the holidays which Galaxy observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets of the Fund, less the liabilities of the Fund, by the number of outstanding shares of the Fund.

    The assets in each Fund are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Fund's acquisition cost as adjusted for amortization of premium or accretion of discount. Although Galaxy seeks to maintain the net asset value per share of each Fund at $1.00, there can be no assurance that the net asset value per share will not vary.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

    Shares in the Funds are sold on a continuous basis by Galaxy's distributor, First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. FD Distributors is a registered broker/dealer with principal offices located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

PURCHASE OF SHARES

    Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing.

    OPENING A FUND ACCOUNT. Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

    SUBSEQUENT INVESTMENTS. You may make a subsequent investment to an existing Fund account using either of the methods described below:

    BY CHECK. Mail or deliver your check (minimum $100) payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please indicate the appropriate Fund(s) and indicate your brokerage account number on the check or draft.

    BY SWEEP. U.S. Clearing has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by U.S. Clearing on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

    GENERAL PURCHASE INFORMATION. U.S. Clearing is responsible for transmitting to FD Distributors orders for purchases of shares of the Funds and for wiring required funds in payment to Galaxy's custodian on a timely basis. FD Distributors is responsible for transmitting such orders to Galaxy's transfer agent for execution. Shares purchased by U.S. Clearing on behalf of customers of its brokerage firm clients will normally be held of record by U.S. Clearing and beneficial ownership of shares will be recorded by U.S. Clearing and reflected in the account statements provided to such customers. Confirmations of share purchases and redemptions will be sent directly by U.S. Clearing to customers. Purchases of shares of the Funds will be effected only on days on which FD Distributors, Galaxy's custodian and U.S. Clearing are open for business (a "Business Day").

    Galaxy reserves the right to reject any purchase order in whole or in part, or to waive any minimum investment requirement. The issuance of shares of the Funds is recorded on the books of Galaxy and share certificates will not be issued. Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the respective Fund, in the form of securities that are permissible investments for the Fund. For further information, see the Statement of Additional Information under "Additional Purchase and Redemption Information" or contact your Account Executive.

REDEMPTION OF SHARES

    You may redeem your Fund shares using any of the methods described below:

    BY CONTACTING YOUR ACCOUNT EXECUTIVE. Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

    BY SWEEP. U.S. Clearing's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

    BY CHECKWRITING. This service enables you to write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund account. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. THE CHECKWRITING SERVICE ENABLES YOU TO RECEIVE THE DAILY DIVIDENDS DECLARED ON THE FUND SHARES TO BE REDEEMED UNTIL THE DAY THAT THE CHECK IS PRESENTED FOR PAYMENT.

    GENERAL REDEMPTION INFORMATION. It is the responsibility of U.S. Clearing to transmit redemption orders to FD Distributors and credit customers' accounts with redemption proceeds on a timely basis. No charge for wiring redemption payments to U.S. Clearing is imposed by Galaxy, although U.S. Clearing may charge customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from your Account Executive.

    Galaxy will make payment for all shares redeemed after receipt of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission (the "SEC"). Galaxy may redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act. See the Statement of Additional Information under "Net Asset Value" for examples of when such redemptions might be appropriate. The Funds impose no charge when shares are redeemed.

OTHER PURCHASE AND REDEMPTION INFORMATION

    The Funds have two transaction times each Business Day, 12:00 Noon (Eastern
Time) and the close of regular trading hours on the Exchange, currently 4:00 p.m. (Eastern Time). A purchase order for shares of a Fund received and accepted by FD Distributors prior to 4:00 p.m. (Eastern Time) on a Business Day will be executed at the net asset value next determined and will receive the dividend declared on the day of purchase if Galaxy's custodian receives the purchase price in federal funds or other immediately available funds prior to 4:00 p.m. (Eastern Time) that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is effected before or after 12:00 Noon (Eastern Time).

    On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.

                          DIVIDENDS AND DISTRIBUTIONS

    The net investment income of each Fund is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 4:00 p.m. pricing of shares on the day of declaration. A Fund's net income for dividend purposes consists of all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less amortization of premium on such assets and accrued expenses. None of the Funds expect to realize net capital gains. However, if any such gains are realized, they will be paid out to shareholders no less frequently than annually.

    Dividends and distributions will be reinvested in additional shares of a Fund at the net asset value of such shares on the ex-dividend date. The crediting and payment of dividends to customers will be in accordance with U.S. Clearing's procedures. Contact your Account Executive for additional information.

                                     TAXES

FEDERAL

    IN GENERAL. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income. In general, a Fund's investment company taxable income will be its taxable income (including interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Prime Reserves and Government Reserves intend to distribute substantially all of their respective investment company taxable income and net exempt-interest income each year. Such dividends will be taxable as ordinary income to each Fund's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) Because all of each Fund's net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

    Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

    THE TAX-EXEMPT RESERVES. The Tax-Exempt Reserves' policy is to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information Concerning Taxes.")

    If the Tax-Exempt Reserves should hold certain "private activity bonds" issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability, if any, for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

    Dividends from the Tax-Exempt Reserves which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.

STATE AND LOCAL

    Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

    Shareholders should consult their own tax advisers about the status of distributions from the Funds in their own state.

MISCELLANEOUS

    The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

    The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees. The Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER

    Fleet, with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the investment adviser to the Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets at June 30, 1998 of approximately $100.7 billion. Fleet, which commenced operations in 1984, also provides investment management and advisory services to individual and institutional clients, and manages the other portfolios of Galaxy: the Money Market, Government, U.S. Treasury, Tax-Exempt, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Institutional Government Money Market, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, MidCap Equity, Asset Allocation, Small Cap Value, Growth and Income, Strategic Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond, Corporate Bond, Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds.

    Subject to the general supervision of Galaxy's Board of Trustees, Fleet manages the Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities and maintains related records.

    For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .40% of the first $750,000,000 of each Fund's average daily net assets, plus .35% of each Fund's average daily net assets in excess of $750,000,000. Fleet may from time to time, in its discretion, waive advisory fees payable by the Funds in order to help maintain competitive expense ratios, and may from time to time allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and/or shareholder support services which they provide to beneficial shareholders.

    Fleet is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with Fleet or that have sold shares of the Funds, if Fleet believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

AUTHORITY TO ACT AS INVESTMENT ADVISER

    Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. Fleet, the custodian and Service Organizations (as defined below) that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with their services to the Funds, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect a Fund's net asset value per share or result in financial loss to any shareholder.

ADMINISTRATOR

    First Data Investor Services Group, Inc. ("Investor Services Group"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Funds' administrator. Investor Services Group is a wholly-owned subsidiary of First Data Corporation.

    Investor Services Group generally assists the Funds in their administration and operation. Investor Services Group also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .075% of combined average daily net assets over $5 billion. In addition, Investor Services Group also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, Investor Services Group may waive voluntarily all or a portion of the administration fee payable to it by the Funds.

                      DESCRIPTION OF GALAXY AND ITS SHARES

    Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the Funds as follows: Class BB shares representing interests in the Prime Reserves, Class CC shares representing interests in the Government Reserves and Class DD shares representing interests in the Tax-Exempt Reserves. Each Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding the Funds contact FD Distributors at 1-800-628-0414.

    Each share of Galaxy (irrespective of series designation) has a par value of $.001, represents an equal proportionate interest in the related investment portfolio with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

    Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

    Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

DISTRIBUTION AND SERVICES PLAN

    Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. Under the Distribution and Services Plan, Galaxy may pay (i) FD Distributors or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds.

    Payments to FD Distributors are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel (which may include U.S. Clearing and other affiliates of Fleet), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.

    The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include U.S. Clearing and other affiliates of Fleet) to perform certain services, including providing administrative services with respect to the beneficial owners of shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

    Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed .75% (annualized) of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed .25% (annualized) of the average daily net asset value of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Prospectus, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than .45% (on an annualized basis) of the average daily net assets of the Prime Reserves and not more than .40% (on an annualized basis) of the average daily net assets of the Government Reserves and Tax-Exempt Reserves.

                          CUSTODIAN AND TRANSFER AGENT

    The Chase Manhattan Bank, located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets, and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as Galaxy's transfer and dividend disbursing agent. Services performed by both entities for the Funds are described in the Statement of Additional Information. Communications to Investor Services Group should be directed to Investor Services Group at P.O. Box 5108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

                                    EXPENSES

    Except as noted below, Fleet and Investor Services Group bear all expenses in connection with the performance of their advisory and administrative services for the Funds. Galaxy bears the expenses incurred in the Funds' operations. Such expenses include taxes; interest; fees (including fees paid to its Trustees and officers who are not affiliated with Investor Services Group); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PERFORMANCE REPORTING

    From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as DONOGHUE'S MONEY FUND REPORT-REGISTERED TRADEMARK-, a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

    The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. Each Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income from an investment in the Fund is assumed to be reinvested. Consequently, the "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" will be computed by dividing the tax-exempt portion of the Fund's yield by a denominator consisting of one minus a stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield which is not tax-exempt.

    The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

    The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                 MISCELLANEOUS

    Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

    As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of a particular Fund means, with respect to the approval of an investment advisory agreement or Rule 12b-1 distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

    YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                         MONEY MANAGEMENT SERVICES PROGRAM




                                    FEATURING...




                                   THE GALAXY FUND


                                   PRIME RESERVES

                                GOVERNMENT RESERVES

                                TAX-EXEMPT RESERVES




                                     PROSPECTUS
                                  AUGUST 14, 1998



                                  U.S.CLEARING-SM-
                                  ----------------
                        A DIVISION OF FLEET SECURITIES, INC.
                        MEMBER NEW YORK STOCK EXCHANGE, INC.


FLT1
FN-131 8/98

                       MONEY MANAGEMENT SERVICES PROGRAM

                                  FEATURING...

                                THE GALAXY FUND

                                 PRIME RESERVES
                              GOVERNMENT RESERVES
                              TAX-EXEMPT RESERVES

                                   PROSPECTUS

                                AUGUST 14, 1998

                                                    ZIEGLER THRIFT TRADING, INC.
                                                               MEMBER NASD--SIPC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................     3
INVESTMENT OBJECTIVES AND POLICIES........................................     4
  In General..............................................................     4
  Quality Requirements....................................................     4
  Prime Reserves..........................................................     4
  Government Reserves.....................................................     5
  Tax-Exempt Reserves.....................................................     5
INVESTMENTS, STRATEGIES AND RISKS.........................................     6
  U.S. Government Obligations.............................................     6
  Money Market Instruments................................................     6
  Municipal Securities....................................................     7
  Tender Option Bonds.....................................................     8
  Variable and Floating Rate Instruments..................................     8
  Repurchase and Reverse Repurchase Agreements............................     9
  When-Issued and Delayed Settlement Transactions.........................     9
  Investment Company Securities...........................................    10
  Securities Lending--Prime Reserves and Government Reserves..............    10
  Guaranteed Investment Contracts-- Prime Reserves........................    10
  Asset-Backed Securities--Prime Reserves.................................    11
  Other Investment Policies of the Tax-Exempt Reserves....................    11

                                                                            PAGE
                                                                            ----
INVESTMENT LIMITATIONS....................................................    11
PRICING OF SHARES.........................................................    13
HOW TO PURCHASE AND REDEEM SHARES.........................................    14
  Distributor.............................................................    14
  Purchase of Shares......................................................    14
  Redemption of Shares....................................................    15
  Other Purchase and Redemption Information...............................    15
DIVIDENDS AND DISTRIBUTIONS...............................................    16
TAXES.....................................................................    16
  Federal.................................................................    16
  State and Local.........................................................    17
  Miscellaneous...........................................................    17
MANAGEMENT OF THE FUNDS...................................................    17
  Investment Adviser......................................................    17
  Authority to Act as Investment Adviser..................................    18
  Administrator...........................................................    18
DESCRIPTION OF GALAXY AND ITS
  SHARES..................................................................    19
  Distribution and Services Plan..........................................    19
CUSTODIAN AND TRANSFER AGENT..............................................    20
EXPENSES..................................................................    20
PERFORMANCE REPORTING.....................................................    21
MISCELLANEOUS.............................................................    21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                THE GALAXY FUND

4400 Computer Drive                     Contact your Account Executive for an
Westboro, Massachusetts 01581-5108      application and information regarding
                                        purchases, redemptions and other
                                        shareholder services.

    The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes three series of Galaxy's shares which represent interests in three separate diversified money market portfolios (individually, a "Fund," collectively, the "Funds") offered to investors by Galaxy, each having its own investment objective and policies:

    The PRIME RESERVES' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in "money market" instruments with remaining maturities of 397 days or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances, commercial paper and corporate bonds in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The GOVERNMENT RESERVES' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in obligations with remaining maturities of 397 days or less which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The TAX-EXEMPT RESERVES' investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in high quality debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax ("Municipal Securities"). The Fund's portfolio securities will generally have remaining maturities of 397 days or less.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Each of the Funds is advised by Fleet Investment Advisors Inc. ("Fleet") and sponsored and distributed by First Data Distributors, Inc., which is unaffiliated with Fleet and its parent, Fleet Financial Group, Inc., and affiliates. The shares described in this Prospectus are offered to customers who maintain qualified accounts with Ziegler Thrift Trading, Inc., a client of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing"). See "Management of the Funds," "How to Purchase and Redeem Shares," and "Description of Galaxy and Its Shares."

    This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in the Statement of Additional Information relating to the Funds and bearing the same date, has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available upon request without charge by writing to Galaxy at its address shown above or by contacting your Account Executive. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.

                            ------------------------

                                AUGUST 14, 1998

                                EXPENSE SUMMARY

    Set forth below is a summary of each Fund's operating expenses. Examples based on the summary are also shown.

ANNUAL FUND OPERATING EXPENSES                         PRIME       GOVERNMENT      TAX-EXEMPT
(AS A PERCENTAGE OF AVERAGE NET ASSETS)              RESERVES       RESERVES        RESERVES
--------------------------------------------------  -----------  ---------------  -------------
Advisory Fees.....................................         .36%           .40%            .40%
12b-1 Fees(1).....................................         .45%           .40%            .40%
Other Expenses....................................         .19%           .20%            .20%
                                                           ---            ---             ---
Total Fund Operating Expenses.....................        1.00%          1.00%           1.00%
                                                           ---            ---             ---
                                                           ---            ---             ---

---------

(1) 12b-1 fees (including fees for shareholder administrative support services) may not exceed 1.00% (on an annualized basis) of each Fund's average daily net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return, and (2) redemption of your investment at the end of the following periods:

                                                      1 YEAR      3 YEARS
                                                    ----------   ----------
Prime Reserves....................................       $ 10         $ 31
Government Reserves...............................       $ 10         $ 31
Tax-Exempt Reserves...............................       $ 10         $ 31

    The Expense Summary and Example are intended to assist investors in understanding the costs and expenses that an investor in the Funds bears directly or indirectly. The information contained in the Expense Summary and Example reflects the expenses which each Fund expects to incur during the current fiscal year. For more complete descriptions of these costs and expenses, see "Management of the Funds" and "Description of Galaxy and Its Shares" in this Prospectus. Fees charged by U.S. Clearing for services related to an investment in the Funds are in addition to and not reflected in the fees and expenses described above. Such fees will be deducted each month from your Fund account(s) and will reduce your yield.

    THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE FUNDS ARE NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

    Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Reserves" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates.

QUALITY REQUIREMENTS

    Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. ("Fitch IBCA")) in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Reserves will not purchase a security (other than a U.S. Government security) unless the security
(i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Reserves one of the two highest, short-term rating categories. See "Investment Limitations" below.

    Determinations of comparable quality shall be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

PRIME RESERVES

    The Prime Reserves' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in "money market" instruments that are determined by Fleet to present minimal credit risk and meet certain rating criteria. Instruments that may be purchased by the Prime Reserves include obligations of domestic and foreign banks (including negotiable certificates of deposit, non-negotiable time deposits, savings deposits and bankers' acceptances); commercial paper (including variable and floating rate notes); corporate bonds;

obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements issued by financial institutions such as banks and broker/dealers. These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

GOVERNMENT RESERVES

    The Government Reserves' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. Under normal market and economic conditions, the Fund intends to invest substantially all (but not less than 65%) of its total assets in such U.S. Government obligations and repurchase agreements for which such obligations serve as collateral. These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

TAX-EXEMPT RESERVES

    The Tax-Exempt Reserves' investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal by investing substantially all of its assets in Municipal Securities that present minimal credit risk and meet the rating criteria described above under "Quality Requirements." The Fund is designed for investors in higher tax brackets who are seeking a relatively high amount of tax-free income with stability of principal and less price volatility than would normally be associated with intermediate-term and longer-term Municipal Securities.

    As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets in Municipal Securities. However, the Fund may from time to time, during temporary defensive periods, hold uninvested cash reserves or invest in taxable obligations in such proportions (including up to 100% of its total assets) as, in the opinion of Fleet, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Such taxable instruments may include (i) obligations of the U.S. Treasury; (ii) obligations of agencies or instrumentalities of the U.S. Government; (iii) "money market" instruments such as certificates of deposit, commercial paper or bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other "money market" instruments; or (v) securities issued by other investment companies that invest in high quality, short-term Municipal Securities. For more information including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

    In seeking to achieve its investment objective, the Tax-Exempt Reserves may invest in "private activity bonds" (see "Investments, Strategies and Risks--Municipal Securities"), the interest on which may be subject to the federal alternative minimum tax. Investments in such securities, however, will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

    The Fund's portfolio securities will generally have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

                       INVESTMENTS, STRATEGIES AND RISKS

U.S. GOVERNMENT OBLIGATIONS

    Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.

    Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

    "Money market" instruments include bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

    Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Prime Reserves' total assets at the time of purchase.

    Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

    Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

    Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended, (the "1933 Act") in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below,
Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves and Tax-Exempt Reserves may also purchase Rule 144A securities. See "Investment Limitations."

MUNICIPAL SECURITIES

    Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

    The two principal classifications of Municipal Securities that may be held by the Tax-Exempt Reserves are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

    The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

    Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    Municipal Securities purchased by the Tax-Exempt Reserves in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by the Tax-Exempt Reserves, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely effect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

TENDER OPTION BONDS

    The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

    Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet under guidelines approved by Galaxy's Board of Trustees. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on purchases of illiquid instruments described below.

    The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investment in repurchase agreements will be, under normal market conditions, subject to the 20% overall limit on taxable obligations.

    The Prime Reserves and Government Reserves may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

    Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later) permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

INVESTMENT COMPANY SECURITIES

    Each Fund may invest in securities issued by other open-end investment companies that (a) invest in high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to high quality short-term Municipal Securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended, (the "1940 Act"). Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments.

SECURITIES LENDING--PRIME RESERVES AND GOVERNMENT RESERVES

    The Prime Reserves and Government Reserves may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

GUARANTEED INVESTMENT CONTRACTS--PRIME RESERVES

    The Prime Reserves may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES--PRIME RESERVES

    The Prime Reserves may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements." See "Asset-Backed Securities" in the Statement of Additional Information relating to the Fund.

OTHER INVESTMENT POLICIES OF THE TAX-EXEMPT RESERVES

    The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

    Although the Fund does not presently intend to do so on a regular basis, it may invest 25% or more of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

                             INVESTMENT LIMITATIONS

    The following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

    No Fund may:

        1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

        2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in

    U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.

        3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided, however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowings; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

        4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

    In addition, the Prime Reserves and Government Reserves may not:

        5. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

    In addition, the Tax-Exempt Reserves may not:

        6. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

    With respect to Investment Limitation No. 2 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

    With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

    If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to Investment Limitation No. 4 above, the Board of Trustees of Galaxy will determine whether a later increase in the percentage limitation with respect to illiquid securities adversely affects the level of liquidity being maintained by a Fund and will consider whether the Fund should reduce its holdings of illiquid securities in order to maintain adequate liquidity.

    Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in this Prospectus and the Statement of Additional Information relating to the Funds in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds. In accordance with Rule 2a-7, each of the Prime Reserves and Tax-Exempt Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, each such Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer, for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

    Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid instruments, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                               PRICING OF SHARES

    Net asset value per share of each Fund is determined as of 12:00 Noon (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time), on each day the Exchange is open. Currently, the holidays which Galaxy observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets of the Fund, less the liabilities of the Fund, by the number of outstanding shares of the Fund.

    The assets in each Fund are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Fund's acquisition cost as adjusted for amortization of premium or accretion of discount. Although Galaxy seeks to maintain the net asset value per share of each Fund at $1.00, there can be no assurance that the net asset value per share will not vary.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

    Shares in the Funds are sold on a continuous basis by Galaxy's distributor, First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. FD Distributors is a registered broker/dealer with principal offices located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

PURCHASE OF SHARES

    Shares of the Funds are offered to customers who maintain qualified accounts with Ziegler Thrift Trading, Inc., a client of U.S. Clearing.

    OPENING A FUND ACCOUNT. Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

    SUBSEQUENT INVESTMENTS. You may make a subsequent investment to an existing Fund account using either of the methods described below:

    BY CHECK. Mail or deliver your check payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please indicate the appropriate Fund(s) and indicate your brokerage account number on the check or draft.

    BY SWEEP. Your brokerage firm has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by your brokerage firm on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

    GENERAL PURCHASE INFORMATION. U.S. Clearing is responsible for transmitting to FD Distributors orders for purchases of shares of the Funds and for wiring required funds in payment to Galaxy's custodian on a timely basis. FD Distributors is responsible for transmitting such orders to Galaxy's transfer agent for execution. Shares purchased by U.S. Clearing on behalf of customers of its brokerage firm clients will normally be held of record by U.S. Clearing and beneficial ownership of shares will be recorded by U.S. Clearing and reflected in the account statements provided to such customers. Confirmations of share purchases and redemptions will be sent directly by U.S. Clearing to customers. Purchases of shares of the Funds will be effected only on days on which FD Distributors, Galaxy's custodian and U.S. Clearing are open for business (a "Business Day").

    Galaxy reserves the right to reject any purchase order in whole or in part, or to waive any minimum investment requirement. The issuance of shares of the Funds is recorded on the books of Galaxy and share certificates will not be issued. Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the respective Fund, in the form of securities that are permissible investments for the Fund. For further information, see the Statement of Additional Information under "Additional Purchase and Redemption Information" or contact your Account Executive.

REDEMPTION OF SHARES

    You may redeem your Fund shares using any of the methods described below:

    BY CONTACTING YOUR ACCOUNT EXECUTIVE. Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

    BY SWEEP. Your brokerage firm's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

    BY CHECKWRITING. This service enables you to write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. THE CHECKWRITING SERVICE ENABLES YOU TO RECEIVE THE DAILY DIVIDENDS DECLARED ON THE FUND SHARES TO BE REDEEMED UNTIL THE DAY THAT THE CHECK IS PRESENTED FOR PAYMENT.

    GENERAL REDEMPTION INFORMATION. It is the responsibility of U.S. Clearing to transmit redemption orders to FD Distributors and credit customers' accounts with redemption proceeds on a timely basis. No charge for wiring redemption payments to U.S. Clearing is imposed by Galaxy, although U.S. Clearing may charge customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from your Account Executive.

    Galaxy will make payment for all shares redeemed after receipt of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission (the "SEC"). Galaxy may redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act. See the Statement of Additional Information under "Net Asset Value" for examples of when such redemptions might be appropriate. The Funds impose no charge when shares are redeemed.

OTHER PURCHASE AND REDEMPTION INFORMATION

    The Funds have two transaction times each Business Day, 12:00 Noon (Eastern
Time) and the close of regular trading hours on the Exchange, currently 4:00 p.m. (Eastern Time). A purchase order for shares of a Fund received and accepted by FD Distributors prior to 4:00 p.m. (Eastern Time) on a Business Day will be executed at the net asset value next determined and will receive the dividend declared on the day of purchase if Galaxy's custodian receives the purchase price in federal funds or other immediately available funds prior to 4:00 p.m. (Eastern Time) that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is effected before or after 12:00 Noon (Eastern Time).

    On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.

                          DIVIDENDS AND DISTRIBUTIONS

    The net investment income of each Fund is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 4:00 p.m. pricing of shares on the day of declaration. A Fund's net income for dividend purposes consists of all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less amortization of premium on such assets and accrued expenses. None of the Funds expect to realize net capital gains. However, if any such gains are realized, they will be paid out to shareholders no less frequently than annually.

    Dividends and distributions will be reinvested in additional shares of a Fund at the net asset value of such shares on the ex-dividend date. The crediting and payment of dividends to customers will be in accordance with U.S. Clearing's procedures. Contact your Account Executive for additional information.

                                     TAXES

FEDERAL

    IN GENERAL. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income. In general, a Fund's investment company taxable income will be its taxable income (including interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Prime Reserves and Government Reserves intend to distribute substantially all of their respective investment company taxable income and net exempt-interest income each year. Such dividends will be taxable as ordinary income to each Fund's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) Because all of each Fund's net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

    Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

    THE TAX-EXEMPT RESERVES. The Tax-Exempt Reserves' policy is to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information Concerning Taxes.")

    If the Tax-Exempt Reserves should hold certain "private activity bonds" issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability, if any, for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

    Dividends from the Tax-Exempt Reserves which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.

STATE AND LOCAL

    Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

    Shareholders should consult their own tax advisers about the status of distributions from the Funds in their own state.

MISCELLANEOUS

    The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

    The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees. The Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER

    Fleet, with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the investment adviser to the Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets at June 30, 1998 of approximately $100.7 billion. Fleet, which commenced operations in 1984, also provides investment management and advisory services to individual and institutional clients, and manages the other portfolios of Galaxy: the Money Market, Government, U.S. Treasury, Tax-Exempt, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Institutional Government Money Market, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, MidCap Equity, Asset Allocation, Small Cap Value, Growth and Income, Strategic Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond,

Corporate Bond, Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds.

    Subject to the general supervision of Galaxy's Board of Trustees, Fleet manages the Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities and maintains related records.

    For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .40% of the first $750,000,000 of each Fund's average daily net assets, plus .35% of each Fund's average daily net assets in excess of $750,000,000. Fleet may from time to time, in its discretion, waive advisory fees payable by the Funds in order to help maintain competitive expense ratios, and may from time to time allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and/or shareholder support services which they provide to beneficial shareholders.

    Fleet is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with Fleet or that have sold shares of the Funds, if Fleet believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

AUTHORITY TO ACT AS INVESTMENT ADVISER

    Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. Fleet, the custodian and Service Organizations (as defined below) that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with their services to the Funds, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect a Fund's net asset value per share or result in financial loss to any shareholder.

ADMINISTRATOR

    First Data Investor Services Group, Inc. ("Investor Services Group"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Funds' administrator. Investor Services Group is a wholly-owned subsidiary of First Data Corporation.

    Investor Services Group generally assists the Funds in their administration and operation. Investor Services Group also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .075% of combined average daily net assets over $5 billion. In addition, Investor Services Group also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, Investor Services Group may waive voluntarily all or a portion of the administration fee payable to it by the Funds.

                      DESCRIPTION OF GALAXY AND ITS SHARES

    Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the Funds as follows: Class BB shares representing interests in the Prime Reserves, Class CC shares representing interests in the Government Reserves and Class DD shares representing interests in the Tax-Exempt Reserves. Each Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding the Funds contact FD Distributors at 1-800-628-0414.

    Each share of Galaxy (irrespective of series designation) has a par value of $.001, represents an equal proportionate interest in the related investment portfolio with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

    Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

    Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

DISTRIBUTION AND SERVICES PLAN

    Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. Under the Distribution and Services Plan, Galaxy may pay (i) FD Distributors or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds.

    Payments to FD Distributors are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel (which may include U.S. Clearing and other affiliates of Fleet), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of

Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.

    The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include U.S. Clearing and other affiliates of Fleet) to perform certain services, including providing administrative services with respect to the beneficial owners of shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

    Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed .75% (annualized) of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed .25% (annualized) of the average daily net asset value of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Prospectus, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than .45% (on an annualized basis) of the average daily net assets of the Prime Reserves and not more than .40% (on an annualized basis) of the average daily net assets of the Government Reserves and Tax-Exempt Reserves.

                          CUSTODIAN AND TRANSFER AGENT

    The Chase Manhattan Bank, located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets, and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as Galaxy's transfer and dividend disbursing agent. Services performed by both entities for the Funds are described in the Statement of Additional Information. Communications to Investor Services Group should be directed to Investor Services Group at P.O. Box 5108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

                                    EXPENSES

    Except as noted below, Fleet and Investor Services Group bear all expenses in connection with the performance of their advisory and administrative services for the Funds. Galaxy bears the expenses incurred in the Funds' operations. Such expenses include taxes; interest; fees (including fees paid to its Trustees and officers who are not affiliated with Investor Services Group); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PERFORMANCE REPORTING

    From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as DONOGHUE'S MONEY FUND REPORT-REGISTERED TRADEMARK-, a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

    The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. Each Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income from an investment in the Fund is assumed to be reinvested. Consequently, the "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" will be computed by dividing the tax-exempt portion of the Fund's yield by a denominator consisting of one minus a stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield which is not tax-exempt.

    The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

    The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                 MISCELLANEOUS

    Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

    As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of a particular Fund means, with respect to the approval of an investment advisory agreement or Rule 12b-1 distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

    YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                          MONEY MANAGEMENT SERVICES PROGRAM





                                     FEATURING...





                                   THE GALAXY FUND


                                    PRIME RESERVES

                                 GOVERNMENT RESERVES

                                 TAX-EXEMPT RESERVES




                                      PROSPECTUS
                                   AUGUST 14, 1998





               [LOGO] ZIEGLER THRIFT TRADING, INC. -Registered Trademark-
                                   MEMBER NASD-SIPC



FN-130 8/98

                                THE GALAXY FUND

                                 PRIME RESERVES
                              GOVERNMENT RESERVES
                              TAX-EXEMPT RESERVES

                                   PROSPECTUS

                                AUGUST 14, 1998

                                                                  QUICK & REILLY

                                                  MEMBER NEW YORK STOCK EXCHANGE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY FIRST DATA DISTRIBUTORS, INC. IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................     3
INVESTMENT OBJECTIVES AND POLICIES........................................     4
  In General..............................................................     4
  Quality Requirements....................................................     4
  Prime Reserves..........................................................     4
  Government Reserves.....................................................     5
  Tax-Exempt Reserves.....................................................     5
INVESTMENTS, STRATEGIES AND RISKS.........................................     6
  U.S. Government Obligations.............................................     6
  Money Market Instruments................................................     6
  Municipal Securities....................................................     7
  Tender Option Bonds.....................................................     8
  Variable and Floating Rate
   Instruments............................................................     8
  Repurchase and Reverse Repurchase
   Agreements.............................................................     9
  When-Issued and Delayed Settlement
   Transactions...........................................................     9
  Investment Company Securities...........................................    10
  Securities Lending--Prime Reserves
   and Government Reserves................................................    10
  Guaranteed Investment Contracts--
   Prime Reserves.........................................................    10
  Asset-Backed Securities--Prime
   Reserves...............................................................    11
  Other Investment Policies of the
   Tax-Exempt Reserves....................................................    11

                                                                            PAGE
                                                                            ----
INVESTMENT LIMITATIONS....................................................    11
PRICING OF SHARES.........................................................    13
HOW TO PURCHASE AND REDEEM
  SHARES..................................................................    14
  Distributor.............................................................    14
  Purchase of Shares......................................................    14
  Redemption of Shares....................................................    15
  Other Purchase and Redemption
   Information............................................................    15
DIVIDENDS AND DISTRIBUTIONS...............................................    16
TAXES.....................................................................    16
  Federal.................................................................    16
  State and Local.........................................................    17
  Miscellaneous...........................................................    17
MANAGEMENT OF THE FUNDS...................................................    17
  Investment Adviser......................................................    17
  Authority to Act as Investment Adviser..................................    18
  Administrator...........................................................    18
DESCRIPTION OF GALAXY AND
  ITS SHARES..............................................................    19
  Distribution and Services Plan..........................................    19
CUSTODIAN AND TRANSFER AGENT..............................................    20
EXPENSES..................................................................    20
PERFORMANCE REPORTING.....................................................    20
MISCELLANEOUS.............................................................    21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                THE GALAXY FUND

4400 Computer Drive                     Contact your Quick & Reilly Personal
Westboro, Massachusetts 01581-5108      Broker for an application and
                                        information regarding purchases,
                                        redemptions and other shareholder
                                        services.

    The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes three series of Galaxy's shares which represent interests in three separate diversified money market portfolios (individually, a "Fund," collectively, the "Funds") offered to investors by Galaxy, each having its own investment objective and policies:

    The PRIME RESERVES' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in "money market" instruments with remaining maturities of 397 days or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances, commercial paper and corporate bonds in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The GOVERNMENT RESERVES' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund invests in obligations with remaining maturities of 397 days or less which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

    The TAX-EXEMPT RESERVES' investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in high quality debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax ("Municipal Securities"). The Fund's portfolio securities will generally have remaining maturities of 397 days or less.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Each of the Funds is advised by Fleet Investment Advisors Inc. ("Fleet") and sponsored and distributed by First Data Distributors, Inc., which is unaffiliated with Fleet and its parent, Fleet Financial Group, Inc., and affiliates. The shares described in this Prospectus are offered to customers of Quick & Reilly, Inc. ("Quick & Reilly"), an affiliate of Fleet, who maintain a Quick Asset-Registered Trademark- account with Quick & Reilly. See "Management of the Funds," "How to Purchase and Redeem Shares," and "Description of Galaxy and Its Shares."

    This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in the Statement of Additional Information relating to the Funds and bearing the same date, has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available upon request without charge by writing to Galaxy at its address shown above or by contacting your Quick & Reilly Personal Broker. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.

                            ------------------------

                                AUGUST 14, 1998

                                EXPENSE SUMMARY

    Set forth below is a summary of each Fund's operating expenses. Examples based on the summary are also shown.

ANNUAL FUND OPERATING EXPENSES                         PRIME     GOVERNMENT   TAX-EXEMPT
(AS A PERCENTAGE OF AVERAGE NET ASSETS)              RESERVES     RESERVES     RESERVES
--------------------------------------------------  -----------  -----------  -----------

Advisory Fees.....................................        .36%         .40%         .40%
12b-1 Fees(1).....................................        .45%         .40%         .40%
Other Expenses....................................        .19%         .20%         .20%
                                                    -----------  -----------  -----------
Total Fund Operating Expenses.....................       1.00%        1.00%        1.00%
                                                    -----------  -----------  -----------
                                                    -----------  -----------  -----------

---------

(1) 12b-1 fees (including fees for shareholder administrative support services) may not exceed 1.00% (on an annualized basis) of each Fund's average daily net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return, and (2) redemption of your investment at the end of the following periods:

                                                      1 YEAR      3 YEARS
                                                    ----------   ----------
Prime Reserves....................................       $ 10         $ 31
Government Reserves...............................       $ 10         $ 31
Tax-Exempt Reserves...............................       $ 10         $ 31

    The Expense Summary and Example are intended to assist investors in understanding the costs and expenses that an investor in the Funds bears directly or indirectly. The information contained in the Expense Summary and Example reflects the expenses which each Fund expects to incur during the current fiscal year. For more complete descriptions of these costs and expenses, see "Management of the Funds" and "Description of Galaxy and Its Shares" in this Prospectus. Fees charged by Quick & Reilly for services related to an investment in the Funds are in addition to and not reflected in the fees and expenses described above. Such fees will be deducted each month from your Fund account(s) and will reduce your yield.

    THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE FUNDS ARE NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

    Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "Tax-Exempt Reserves" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates.

QUALITY REQUIREMENTS

    Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. ("Fitch IBCA")) in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Reserves will not purchase a security (other than a U.S. Government security) unless the security
(i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Reserves one of the two highest, short-term rating categories. See "Investment Limitations" below.

    Determinations of comparable quality shall be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

PRIME RESERVES

    The Prime Reserves' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in "money market" instruments that are determined by Fleet to present minimal credit risk and meet certain rating criteria. Instruments that may be purchased by the Prime Reserves include obligations of domestic and foreign banks (including negotiable certificates of deposit, non-negotiable time deposits, savings deposits and bankers' acceptances); commercial paper (including variable and floating rate notes); corporate bonds;

obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements issued by financial institutions such as banks and broker/dealers. These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

GOVERNMENT RESERVES

    The Government Reserves' investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. Under normal market and economic conditions, the Fund intends to invest substantially all (but not less than 65%) of its total assets in such U.S. Government obligations and repurchase agreements for which such obligations serve as collateral. These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

TAX-EXEMPT RESERVES

    The Tax-Exempt Reserves' investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with stability of principal by investing substantially all of its assets in Municipal Securities that present minimal credit risk and meet the rating criteria described above under "Quality Requirements." The Fund is designed for investors in higher tax brackets who are seeking a relatively high amount of tax-free income with stability of principal and less price volatility than would normally be associated with intermediate-term and longer-term Municipal Securities.

    As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets in Municipal Securities. However, the Fund may from time to time, during temporary defensive periods, hold uninvested cash reserves or invest in taxable obligations in such proportions (including up to 100% of its total assets) as, in the opinion of Fleet, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Such taxable instruments may include (i) obligations of the U.S. Treasury; (ii) obligations of agencies or instrumentalities of the U.S. Government; (iii) "money market" instruments such as certificates of deposit, commercial paper or bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other "money market" instruments; or (v) securities issued by other investment companies that invest in high quality, short-term Municipal Securities. For more information including applicable quality requirements, see "Quality Requirements" above and "Investments, Strategies and Risks" below.

    In seeking to achieve its investment objective, the Tax-Exempt Reserves may invest in "private activity bonds" (see "Investments, Strategies and Risks-- Municipal Securities"), the interest on which may be subject to the federal alternative minimum tax. Investments in such securities, however, will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

    The Fund's portfolio securities will generally have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Investments, Strategies and Risks" below.

                       INVESTMENTS, STRATEGIES AND RISKS

U.S. GOVERNMENT OBLIGATIONS

    Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.

    Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

    "Money market" instruments include bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

    Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Prime Reserves' total assets at the time of purchase.

    Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

    Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

    Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended, (the "1933 Act") in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below,
Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves and Tax-Exempt Reserves may also purchase Rule 144A securities. See "Investment Limitations."

MUNICIPAL SECURITIES

    Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

    The two principal classifications of Municipal Securities that may be held by the Tax-Exempt Reserves are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

    The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

    Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    Municipal Securities purchased by the Tax-Exempt Reserves in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by the Tax-Exempt Reserves, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely effect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

TENDER OPTION BONDS

    The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

    Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet under guidelines approved by Galaxy's Board of Trustees. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on purchases of illiquid instruments described below.

    The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investment in repurchase agreements will be, under normal market conditions, subject to the 20% overall limit on taxable obligations.

    The Prime Reserves and Government Reserves may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

    Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later) permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

INVESTMENT COMPANY SECURITIES

    Each Fund may invest in securities issued by other open-end investment companies that (a) invest in high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to high quality short-term Municipal Securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended, (the "1940 Act"). Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments.

SECURITIES LENDING--PRIME RESERVES AND GOVERNMENT RESERVES

    The Prime Reserves and Government Reserves may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

GUARANTEED INVESTMENT CONTRACTS--PRIME RESERVES

    The Prime Reserves may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES--PRIME RESERVES

    The Prime Reserves may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements." See "Asset-Backed Securities" in the Statement of Additional Information relating to the Fund.

OTHER INVESTMENT POLICIES OF THE TAX-EXEMPT RESERVES

    The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

    Although the Fund does not presently intend to do so on a regular basis, it may invest 25% or more of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

                             INVESTMENT LIMITATIONS

    The following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

    No Fund may:

        1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

        2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in

    U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.

        3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided, however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowings; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

        4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

    In addition, the Prime Reserves and Government Reserves may not:

        5. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

    In addition, the Tax-Exempt Reserves may not:

        6. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

    With respect to Investment Limitation No. 2 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

    With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

    If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to Investment Limitation No. 4 above, the Board of Trustees of Galaxy will determine whether a later increase in the percentage limitation with respect to illiquid securities adversely affects the level of liquidity being maintained by a Fund and will consider whether the Fund should reduce its holdings of illiquid securities in order to maintain adequate liquidity.

    Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in this Prospectus and the Statement of Additional Information relating to the Funds in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds. In accordance with Rule 2a-7, each of the Prime Reserves and Tax-Exempt Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, each such Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer, for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

    Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid instruments, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                               PRICING OF SHARES

    Net asset value per share of each Fund is determined as of 12:00 Noon (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time), on each day the Exchange is open. Currently, the holidays which Galaxy observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets of the Fund, less the liabilities of the Fund, by the number of outstanding shares of the Fund.

    The assets in each Fund are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Fund's acquisition cost as adjusted for amortization of premium or accretion of discount. Although Galaxy seeks to maintain the net asset value per share of each Fund at $1.00, there can be no assurance that the net asset value per share will not vary.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

    Shares in the Funds are sold on a continuous basis by Galaxy's distributor, First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. FD Distributors is a registered broker/dealer with principal offices located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

PURCHASE OF SHARES

    Shares of the Funds are offered to customers of Quick & Reilly who maintain a Quick Asset-Registered Trademark- account with Quick & Reilly.

    OPENING A FUND ACCOUNT. Contact your Quick & Reilly Personal Broker to open a Fund account. The minimum investment requirement is $500. Account balances will appear on your Quick & Reilly monthly statement.

    SUBSEQUENT INVESTMENTS. You may make a subsequent investment to an existing Fund account using either of the methods described below:

    BY CHECK THROUGH QUICK & REILLY. Mail or deliver your check payable to U.S. Clearing, a division of Fleet Securities, Inc., to your Quick & Reilly Personal Broker who will deposit it into the Fund(s). Please indicate the appropriate Fund(s) and indicate your brokerage account number on the check or draft.

    BY SWEEP. Quick & Reilly has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by Quick & Reilly on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

    GENERAL PURCHASE INFORMATION. Quick & Reilly is responsible for transmitting to FD Distributors orders for purchases of shares of the Funds and for wiring required funds in payment to Galaxy's custodian on a timely basis. FD Distributors is responsible for transmitting such orders to Galaxy's transfer agent for execution. Shares purchased by Quick & Reilly on behalf of its customers will normally be held of record by Quick & Reilly and beneficial ownership of shares will be recorded by Quick & Reilly and reflected in the account statements provided to its customers. Confirmations of share purchases and redemptions will be sent directly to Quick & Reilly. Purchases of shares of the Funds will be effected only on days on which FD Distributors, Galaxy's custodian and Quick & Reilly are open for business (a "Business Day").

    Galaxy reserves the right to reject any purchase order in whole or in part, or to waive any minimum investment requirement. The issuance of shares of the Funds is recorded on the books of Galaxy and share certificates will not be issued. Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the respective Fund, in the form of securities that are permissible investments for the Fund. For further information, see the Statement of Additional Information under "Additional Purchase and Redemption Information" or contact your Quick & Reilly Personal Broker.

REDEMPTION OF SHARES

    You may redeem your Fund shares using any of the methods described below:

    BY CONTACTING YOUR QUICK & REILLY PERSONAL BROKER. Instruct your Quick & Reilly Personal Broker to order a withdrawal from your Fund and issue a check payable to you.

    BY SWEEP. Quick & Reilly's automatic "sweep" moves money automatically from your Fund for use by your Quick & Reilly brokerage account to cover security purchases or other charges to your account.

    BY CHECKWRITING This service enables you to write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Quick & Reilly Personal Broker. There is no separate charge for the checkwriting service and your checks are provided free of charge. THE CHECKWRITING SERVICE ENABLES YOU TO RECEIVE THE DAILY DIVIDENDS DECLARED ON THE FUND SHARES TO BE REDEEMED UNTIL THE DAY THAT THE CHECK IS PRESENTED FOR PAYMENT.

    GENERAL REDEMPTION INFORMATION. It is the responsibility of Quick & Reilly to transmit redemption orders to FD Distributors and credit its customers' accounts with redemption proceeds on a timely basis. No charge for wiring redemption payments to Quick & Reilly is imposed by Galaxy, although Quick & Reilly may charge its customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from Quick & Reilly.

    Galaxy will make payment for all shares redeemed after receipt of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission (the "SEC"). Galaxy may redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act. See the Statement of Additional Information under "Net Asset Value" for examples of when such redemptions might be appropriate. The Funds impose no charge when shares are redeemed.

OTHER PURCHASE AND REDEMPTION INFORMATION

    The Funds have two transaction times each Business Day, 12:00 Noon (Eastern
Time) and the close of regular trading hours on the Exchange, currently 4:00 p.m. (Eastern Time). A purchase order for shares of a Fund received and accepted by FD Distributors prior to 4:00 p.m. (Eastern Time) on a Business Day will be executed at the net asset value next determined and will receive the dividend declared on the day of purchase if Galaxy's custodian receives the purchase price in federal funds or other immediately available funds prior to 4:00 p.m. (Eastern Time) that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is effected before or after 12:00 Noon (Eastern Time).

    On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.

                          DIVIDENDS AND DISTRIBUTIONS

    The net investment income of each Fund is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 4:00 p.m. pricing of shares on the day of declaration. A Fund's net income for dividend purposes consists of all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less amortization of premium on such assets and accrued expenses. None of the Funds expect to realize net capital gains. However, if any such gains are realized, they will be paid out to shareholders no less frequently than annually.

    Dividends and distributions will be reinvested in additional shares of a Fund at the net asset value of such shares on the ex-dividend date. The crediting and payment of dividends to customers will be in accordance with the procedures governing such customers' accounts at Quick & Reilly.

                                     TAXES

FEDERAL

    IN GENERAL. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income. In general, a Fund's investment company taxable income will be its taxable income (including interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Prime Reserves and Government Reserves intend to distribute substantially all of their respective investment company taxable income and net exempt-interest income each year. Such dividends will be taxable as ordinary income to each Fund's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) Because all of each Fund's net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

    Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

    THE TAX-EXEMPT RESERVES. The Tax-Exempt Reserves' policy is to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information Concerning Taxes.")

    If the Tax-Exempt Reserves should hold certain "private activity bonds" issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability, if any, for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

    Dividends from the Tax-Exempt Reserves which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.

STATE AND LOCAL

    Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

    Shareholders should consult their own tax advisers about the status of distributions from the Funds in their own state.

MISCELLANEOUS

    The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

    The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees. The Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER

    Fleet, with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the investment adviser to the Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets at June 30, 1998 of approximately $100.7 billion. Fleet, which commenced operations in 1984, also provides investment management and advisory services to individual and institutional clients, and manages the other portfolios of Galaxy: the Money Market, Government, U.S. Treasury, Tax-Exempt, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Institutional Government Money Market, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, MidCap Equity, Asset Allocation, Small Cap Value, Growth and Income, Strategic Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond, Corporate Bond, Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds.

    Subject to the general supervision of Galaxy's Board of Trustees, Fleet manages the Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities and maintains related records.

    For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .40% of the first $750,000,000 of each Fund's average daily net assets, plus .35% of each Fund's average daily net assets in excess of $750,000,000. Fleet may from time to time, in its discretion, waive advisory fees payable by the Funds in order to help maintain competitive expense ratios, and may from time to time allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and/or shareholder support services which they provide to beneficial shareholders.

    Fleet is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with Fleet or that have sold shares of the Funds, if Fleet believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

AUTHORITY TO ACT AS INVESTMENT ADVISER

    Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. Fleet, the custodian and Service Organizations (as defined below) that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with their services to the Funds, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect a Fund's net asset value per share or result in financial loss to any shareholder.

ADMINISTRATOR

    First Data Investor Services Group, Inc. ("Investor Services Group"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Funds' administrator. Investor Services Group is a wholly-owned subsidiary of First Data Corporation.

    Investor Services Group generally assists the Funds in their administration and operation. Investor Services Group also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, Investor Services Group is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .075% of combined average daily net assets over $5 billion. In addition, Investor Services Group also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, Investor Services Group may waive voluntarily all or a portion of the administration fee payable to it by the Funds.

                      DESCRIPTION OF GALAXY AND ITS SHARES

    Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the Funds as follows: Class BB shares representing interests in the Prime Reserves, Class CC shares representing interests in the Government Reserves and Class DD shares representing interests in the Tax-Exempt Reserves. Each Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding the Funds contact FD Distributors at 1-800-628-0414.

    Each share of Galaxy (irrespective of series designation) has a par value of $.001, represents an equal proportionate interest in the related investment portfolio with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

    Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

    Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

DISTRIBUTION AND SERVICES PLAN

    Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. Under the Distribution and Services Plan, Galaxy may pay (i) FD Distributors or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds.

    Payments to FD Distributors are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel (which may include Quick & Reilly and other affiliates of Fleet), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.

    The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include Quick & Reilly and other affiliates of Fleet) to perform certain services, including providing administrative services with respect to the beneficial owners of shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

    Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed .75% (annualized) of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed .25% (annualized) of the average daily net asset value of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Prospectus, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than .45% (on an annualized basis) of the average daily net assets of the Prime Reserves and not more than .40% (on an annualized basis) of the average daily net assets of the Government Reserves and Tax-Exempt Reserves.

                          CUSTODIAN AND TRANSFER AGENT

    The Chase Manhattan Bank, located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets, and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as Galaxy's transfer and dividend disbursing agent. Services performed by both entities for the Funds are described in the Statement of Additional Information. Communications to Investor Services Group should be directed to Investor Services Group at P.O. Box 5108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

                                    EXPENSES

    Except as noted below, Fleet and Investor Services Group bear all expenses in connection with the performance of their advisory and administrative services for the Funds. Galaxy bears the expenses incurred in the Funds' operations. Such expenses include taxes; interest; fees (including fees paid to its Trustees and officers who are not affiliated with Investor Services Group); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PERFORMANCE REPORTING

    From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as DONOGHUE'S MONEY FUND REPORT-REGISTERED TRADEMARK-, a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

    The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. Each Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income from an investment in the Fund is assumed to be reinvested. Consequently, the "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" will be computed by dividing the tax-exempt portion of the Fund's yield by a denominator consisting of one minus a stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield which is not tax-exempt.

    The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

    The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                 MISCELLANEOUS

    Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

    As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of a particular Fund means, with respect to the approval of an investment advisory agreement or Rule 12b-1 distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

    YEAR 2000 RISKS. Like other investment companies, financial and business organizations and individuals around the world, Galaxy could be adversely affected if the computer systems used by Fleet and Galaxy's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Fleet is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurance that comparable steps are being taken by Galaxy's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on Galaxy as a result of the Year 2000 Problem.

                                        QUICK
                                        ASSETS
                                 MANAGEMENT SERVICE




                            -----------------------------

                                   THE GALAXY FUND


                                    PRIME RESERVES

                                 GOVERNMENT RESERVES

                                 TAX-EXEMPT RESERVES

                            -----------------------------



                                      Prospectus
                                   August 14, 1998


                         QUICK & REILLY-Registered Trademark-
                            MEMBER NEW YORK STOCK EXCHANGE

ORFB1040 RW
FN-132 8/98

                                SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                                DATED JUNE 30, 1998

                                   THE GALAXY FUND

                         Statement of Additional Information

                                    Prime Reserves

                                 Government Reserves

                                 Tax-Exempt Reserves


                              ____________________, 1998


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectuses (collectively, the "Prospectus") for the Prime Reserves, Government Reserves and Tax-Exempt Reserves, dated _____________, 1998, of The Galaxy Fund ("Galaxy"), as it may from time to time be supplemented or revised. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. No investment in the Funds should be made without reading the Prospectus. Copies of the Prospectus may be obtained by writing Galaxy c/o First Data Distributors, Inc., 4400 Computer Drive, Westboro, Massachusetts 01581-5180 or by calling Galaxy at 1-800-628-0414.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                           TABLE OF CONTENTS

                                                                        PAGE

THE GALAXY FUND. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . .  1
Variable and Floating Rate Obligations . . . . . . . . . . . . . . . . .  1
Bank Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
Asset-Backed Securities. . . . . . . . . . . . . . . . . . . . . . . . .  2
Municipal Securities . . . . . . . . . . . . . . . . . . . . . . . . . .  2
When-Issued and Delayed Settlement Transactions. . . . . . . . . . . . .  5
Stand-By Commitments . . . . . . . . . . . . . . . . . . . . . . . . . .  5
Repurchase Agreements; Reverse Repurchase Agreements;
   Loans of Portfolio Securities . . . . . . . . . . . . . . . . . . . .  6
U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . .  6
Portfolio Securities Generally . . . . . . . . . . . . . . . . . . . . .  7
Additional Investment Limitations. . . . . . . . . . . . . . . . . . . .  7
NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
DIVIDENDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . .  9
Special Procedures Of In-Kind Payments . . . . . . . . . . . . . . . . . 10
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . 10
ADDITIONAL INFORMATION CONCERNING TAXES. . . . . . . . . . . . . . . . . 12
In General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
Tax-Exempt Reserves. . . . . . . . . . . . . . . . . . . . . . . . . . . 14
State Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . 15
Shareholder and Trustee Liability. . . . . . . . . . . . . . . . . . . .  4
ADVISORY, ADMINISTRATION, CUSTODIAN AND TRANSFER AGENCY AGREEMENTS . . .  5
Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . .  6
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . .  7
DISTRIBUTION AND SERVICES PLAN . . . . . . . . . . . . . . . . . . . . .  8
DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
PERFORMANCE AND YIELD INFORMATION. . . . . . . . . . . . . . . . . . . . 10
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

                                   THE GALAXY FUND

     The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirty investment portfolios.

     This Statement of Additional Information relates to three of those investment portfolios: the Prime Reserves, Government Reserves and Tax-Exempt Reserves (the "Funds"). This Statement of Additional Information provides additional investment information with respect to the Funds and should be read in conjunction with the current Prospectus.


                          INVESTMENT OBJECTIVES AND POLICIES

VARIABLE AND FLOATING RATE OBLIGATIONS

     The Funds may purchase variable and floating rate instruments as described in their Prospectus. If such an instrument is not rated, Fleet Investment Advisors Inc. ("Fleet"), the investment adviser to the Funds, must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such notes and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment.

     Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

     Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

BANK OBLIGATIONS

     For purposes of the Prime Reserves's investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

ASSET-BACKED SECURITIES

     The Prime Reserves may purchase asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments, will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

     Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

MUNICIPAL SECURITIES

     Municipal Securities acquired by the Tax-Exempt Reserves include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

     The two principal categories of Municipal Securities include "general obligation" and "revenue" issues. The Tax-Exempt Reserves's portfolio may also include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("Rating Agency"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch IBCA, Inc. ("Fitch IBCA"), described in the Prospectus and in Appendix A hereto, represent such Rating Agencies' opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

     The payment of principal and interest on most securities purchased by the Tax-Exempt Reserves will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     Among other instruments, the Tax-Exempt Reserves may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Exempt Reserves may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectus including applicable maturity restrictions.

     Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Tax-Exempt Reserves and the liquidity and value of their respective portfolios. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Exempt Reserves nor Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

     When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its assets.

     When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

STAND-BY COMMITMENTS

     The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified Municipal Securities at a specified price. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying Municipal Security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.

     Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

     The Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

     The Fund will acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the Fund's net asset value.

REPURCHASE AGREEMENTS; REVERSE REPURCHASE AGREEMENTS; LOANS OF PORTFOLIO SECURITIES

     Each Fund may enter into repurchase agreements. The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended, (the "1940 Act").

     The Prime Reserves and Government Reserves may enter into reverse repurchase agreements. Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent values are maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Government Reserves in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; cash collateral received by the Prime Reserves would be invested in high quality, short-term "money market" instruments.

U.S. GOVERNMENT SECURITIES

     Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage

Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

PORTFOLIO SECURITIES GENERALLY

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission.

ADDITIONAL INVESTMENT LIMITATIONS

     In addition to the investment limitations disclosed in their Prospectus, the Funds are subject to the following investment limitations, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" in the Prospectus).

     Each Fund may not:

          1. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

          2. Act as an underwriter within the meaning of the Securities Act of 1933, as amended; except insofar as a Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting.

          3. Purchase or sell real estate; except that each taxable Fund may purchase securities that are secured by real estate, and the Prime Reserves may purchase securities of issuers which deal in real estate or interests therein; and except that the Tax-Exempt Reserves may invest in Municipal Securities secured by real estate or interests therein; however the Funds will not purchase or sell interests in real estate limited partnerships.

          4. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs or mineral leases.

          5. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

          6. Invest in companies for the purpose of exercising management or control.


                                   NET ASSET VALUE

     Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 ("Rule 2a-7") promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

     The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.


                                      DIVIDENDS

     As stated, Galaxy uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any of the Funds, it is possible that a Fund's net asset value per share may fall below $1.00. Should Galaxy incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of a Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Funds or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund experiencing such effect. Such expense or loss may result in a shareholder's receiving no dividends for the period in which it holds shares of a Fund and in its receiving upon redemption a price per share lower than that which it paid.


                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds are sold on a continuous basis by First Data Distributors, Inc. ("FD Distributors"), and FD Distributors has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, shares are sold without a sales charge.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property.

     Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (the "SEC") exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

     Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized.


SPECIAL PROCEDURES OF IN-KIND PAYMENTS

     Payments for shares of a Fund may, in the discretion of the respective Fund, be made in the form of securities that are permissable investments for the Fund as described in the Prospectus. For further information about this form of payment, contact your broker-dealer representative. In connection with an in-kind securities segment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing procedures used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer of the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.


                                DESCRIPTION OF SHARES

     Galaxy is a Massachusetts business trust. Galaxy's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares and to classify or reclassify any unissued shares into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of thirty classes of shares, each class representing interests in one of thirty separate investment portfolios: Money Market Fund, Government Fund, U.S. Treasury Fund, Tax-Exempt Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Government Money Market Fund, Equity Value Fund, Equity Growth Fund, Equity Income Fund, International Equity Fund, Small Company Equity Fund, MidCap Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund,

Strategic Equity Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund involved in liquidation, based on the number of shares of the Fund held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or a Rule 12b-1 distribution plan or any change in an investment objective or fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

     Galaxy does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

     Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.


                       ADDITIONAL INFORMATION CONCERNING TAXES

IN GENERAL

     The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

     Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, (the "Code"), and each Fund intends to qualify as a "regulated investment company" under the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, a Fund's distributions to shareholders (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income, to the extent of the current and accumulated earnings and profits of the Fund, and would be eligible for the dividends received deduction in the case of corporate shareholders.

     Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income, if any, net of certain deductions for such year (the "Distribution Requirement"). In addition, each Fund must satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies (the "Income Requirement"). The Treasury Department may, by regulation, exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies, only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

     Substantially all of each Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. A Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains (20% or 28% rate gains depending upon the underlying Fund's holding period for the assets the sale of which generated the capital gains), regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

     Each Fund will designate the tax status of any distributions in a written notice mailed to shareholders within 60 days after the close of its taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

     Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains on stocks and securities are taxable at a maximum nominal rate of 20% (for gains on capital assets held more than 18 months), or 28% (for gains on capital assets held more than 12 months, but not more than 18 months). For corporations, long-term capital gains and ordinary income are both taxable at a maximum average rate of 35% (a maximum effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to backup withholding when required to do so or that he or she is an "exempt recipient."

TAX-EXEMPT RESERVES

     As stated in the Prospectus, an investment in the Tax-Exempt Reserves is not intended to constitute a balanced investment program. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed.

     In order for the Tax-Exempt Reserves to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

     Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt dividends received with respect to the shares.

STATE TAXATION

     Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                                TRUSTEES AND OFFICERS

     The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                Positions     Principal Occupation
                                With The      During Past 5 Years
 Name and Address               Galaxy Fund   and Other Affiliations
 -----------------              -----------   ----------------------

 Dwight E. Vicks, Jr.           Chairman &    President & Director, Vicks
 Vicks Lithograph & Printing    Trustee       Lithograph & Printing Corporation
 Corporation                                  (book manufacturing and
 Commercial Drive                             commercial printing); Director,
 P.O. Box 270                                 Utica Fire Insurance Company;
 Yorkville, NY 13495                          Trustee, Savings Bank of Utica;
 Age 64                                       Director, Monitor Life Insurance
                                              Company; Director, Commercial
                                              Travelers Mutual Insurance
                                              Company; Trustee, The Galaxy VIP
                                              Fund; Trustee, Galaxy Fund II.

 John T. O'Neill(1)            President,     Executive Vice President and CFO,
 Hasbro, Inc.                  Treasurer &    Hasbro, Inc. (toy and game
 1027 Newport Avenue           Trustee        manufacturer); Trustee, The
 Pawtucket, RI 02862                          Galaxy VIP Fund; Trustee, Galaxy
 Age 53                                       Fund II.

 Louis DeThomasis              Trustee        President, Saint Mary's College
 Saint Mary's College of                      of Minnesota; Director, Bright
 Minnesota                                    Day Travel, Inc.; Trustee,
 Winona, MN 55987                             Religious Communities Trust;
 Age 57                                       Trustee, The Galaxy VIP Fund;
                                              Trustee, Galaxy Fund II.

 Donald B. Miller              Trustee        Chairman, Horizon Media, Inc.
 10725 Quail Covey Road                       (broadcast services);
 Boynton Beach, FL 33436                      Director/Trustee, Lexington
 Age 72                                       Funds; Chairman, Executive
                                              Committee, Compton International,
                                              Inc. (advertising agency);
                                              Trustee, Keuka College; Trustee,
                                              The Galaxy VIP Fund; Trustee,
                                              Galaxy Fund II

                               Positions      Principal Occupation
                               With The       During Past 5 Years
 Name and Address              Galaxy Fund    and Other Affiliations
 ----------------              -----------    ----------------------

 James M. Seed
 The Astra Ventures,Inc.       Trustee        Chairman and President, The Astra
 One Citizens Plaza                           Projects, Incorporated (land
 Providence, RI 02903                         development); President, The
 Age 56                                       Astra Ventures, Incorporated
                                              (previously, Buffinton Box
                                              Company - manufacturer of
                                              cardboard boxes); Commissioner,
                                              Rhode Island Investment
                                              Commission; Trustee, The Galaxy
                                              VIP Fund; Trustee, Galaxy Fund
                                              II.

 Bradford S. Wellman(1)        Trustee        Private Investor; Vice President
 2468 Ohio Street                             and Director, Acadia Management
 Bangor, ME  04401                            Company (investment services);
 Age 66                                       from 1974 until 1990; Director,
                                              Essex County Gas Company, until
                                              January 1994; Director, Maine
                                              Mutual Fire Insurance Co.;
                                              Member, Maine Finance Authority;
                                              Trustee, The Galaxy VIP Fund;
                                              Trustee, Galaxy Fund II.

 W. Bruce McConnel, III        Secretary      Partner of the law firm Drinker
 Philadelphia National Bank                   Biddle & Reath LLP, Philadelphia,
 Building                                     Pennsylvania.
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age 54

 Jylanne Dunne                 Vice           Vice President, First Data
 First Data Investor           President and  Investor Services Group, Inc.,
 Services Group, Inc.          Assistant      1990 to present.
 4400 Computer Drive           Treasurer
 Westboro, MA 01581
 Age 38


-----------------------

(1) An interested person within the definition set forth in Section 2(a)(19) of the 1940 Act.

     Effective March 5, 1998, each trustee receives an annual aggregate fee of $40,000 for his services as a trustee of Galaxy,

The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $2,500 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings.
Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to March , 1998, (i) each trustee received an annual aggregate fee of $29,000 for his services as a trustee of the Trusts, plus an additional $2,250 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy Board meeting, and (ii) the President and Treasurer of the Trusts received the same fees as they are currently paid for their services in these capacities.

     Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January , 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments.
Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

     No employee of First Data Investor Services Group, Inc., ("Investor Services Group") receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet, or any of its affiliates, serves as a trustee, officer or employee of Galaxy. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

     The following chart provides certain information about the fees received by Galaxy's trustees in the most recently completed fiscal year:


                                                  Pension or          Total
                                                  Retirement      Compensation
                                                   Benefits        From Galaxy
                                   Aggregate      Accrued as        and Fund
                 Name of         Compensation    Part of Fund     Complex* Paid
             Person/Position      from Galaxy      Expenses        to Trustees
          -------------------    ------------    ------------    -------------
          Bradford S. Wellman       $34,591          None           $38,500
          Trustee
          Dwight E. Vicks, Jr.      $38,184          None           $42,500
          Chairman & Trustee
          Donald B. Miller**        $34,574          None           $38,500
          Trustee
          Rev. Louis DeThomasis     $34,591          None           $38,500
          Trustee
          John T. O'Neill           $36,837          None           $41,000
          President, Treasurer
          & Trustee
          James M. Seed**           $34,574          None           $38,500
          Trustee

----------------------
  *  The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy
Fund II.

  ** Deferred compensation (including interest) in the amounts of $35,777 and $40,992 accrued during Galaxy's fiscal year ended October 31, 1997 for Messrs. Miller and Seed, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

     The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

     With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.


                              ADVISORY, ADMINISTRATION,
                       CUSTODIAN AND TRANSFER AGENCY AGREEMENTS

     Fleet serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectus. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" in the Prospectus.

     The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund until August 10, 1999, and thereafter from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

     Investor Services Group serves as Galaxy's administrator. Under the administration agreement, Investor Services Group has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, certain other services such as internal auditing services required by Galaxy, and compute the net asset value and net income of the Funds. Investor Services Group prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Funds' financial accounts and records, and generally assists in all aspects of Galaxy's operations.

CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank ("Chase Manhattan") serves as custodian to the Funds pursuant to a Global Custody Agreement. Under its custody agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and
(vi) make periodic reports to the Board of Trustees concerning the Funds' operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

     Investor Services Group also serves as Galaxy's transfer agent and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement ("Transfer Agency Agreement"). Under the Transfer Agency Agreement, Investor Services Group has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties;
(iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.


                                PORTFOLIO TRANSACTIONS

     Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

     The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

     In purchasing or selling securities for the Funds, Fleet will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

     Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, Investor Services Group, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

     Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds or portfolios, or other investment companies or accounts in order to obtain best execution.


                            DISTRIBUTION AND SERVICES PLAN

     Galaxy has adopted a Distribution and Services Plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The 12b-1 Plan is described in the Prospectus.

     Under the 12b-1 Plan, payments by Galaxy (i) for distribution expenses may not exceed .75% (annualized) of each Fund's average daily net assets, and (ii) to a broker-dealer or other financial institution ("Service Organization") for shareholder administrative support services may not exceed .25% (annualized) of the average daily net assets attributable to each Fund's outstanding shares which are owned of record or beneficially by that Service Organization's customers for whom the Service Organization is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the payments under the 12b-1 Plan to an aggregate fee of not more than .45% (on an annualized basis) of the average daily net assets of the Prime Reserves and .40% (on an annualized basis) of the average daily net assets of the Government Reserves and Tax-Exempt Reserves. In addition, Fleet may make payments for distribution assistance and for shareholder administrative support services from its own resources, which may include the advisory fee paid by each Fund.

     Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of fund shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Disinterested Trustees").

     Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds and their shareholders. The 12b-1 Plan is subject to annual reapproval by a majority of the Disinterested Trustees and is terminable at any time with respect to a Fund by a vote of a majority of such Trustees or by vote of the holders of a majority of the shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the Disinterested Trustees, by vote of the holders of a majority of the shares of the Fund or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

     As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of such Disinterested Trustees.


                                     DISTRIBUTOR

     First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of Investor Services Group, serves as Galaxy's distributor.

     Unless otherwise terminated, the Distribution Agreement between Galaxy and FD Distributors, remains in effect until May 31, 1999, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.


                                       AUDITORS

     Coopers & Lybrand LLP, independent certified public accountants, with offices at One Post Office Square, Boston, Massachusetts 02109, serve as auditors to Galaxy.

                                       COUNSEL

     Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, are counsel to Galaxy and will pass upon certain legal matters on its behalf.


                          PERFORMANCE AND YIELD INFORMATION

     The standardized annualized seven-day yields for the Prime Reserves, Government Reserves and Tax-Exempt Reserves are computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The current yield for the Prime Reserves, Government Reserves and Tax-Exempt Reserves may be obtained by calling FD Distributors at 1-800-628-0414.

     In addition, the Tax-Exempt Reserves may calculate a "tax equivalent yield." The tax equivalent yield for the Fund is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax equivalent yields assume the payment of federal income taxes at a rate of 31%.

                                    MISCELLANEOUS

     As used in the Prospectus, "assets belonging to a particular Fund" means the consideration received by Galaxy upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular Fund. In determining the net asset value of a particular Fund, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

     As of June 16, 1998, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios (including shares of the Institutional Treasury Money Market Fund) were as follows: Money Market Fund -- Fleet New York, Fleet Investmetn Services, 159 East Main Street, NY/RO/TO3C, Rochester, NY 14638, Account 00000150286 (99.65%); Tax-Exempt Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/TO3C, Rochester, NY 14638, Account 00000007717 (99.51%);
Government Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/TO3C, Rochester, NY 14368, Account 00000012621 (98.60%); U.S. Treasury Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/TO3C, Rochester, NY 14638, Account 00000015922 (92.50%); Institutional Treasury Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/TO3C, Rochester, NY 14638, Account 00000000019 (97.71%); Equity Value Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000000064 (76.66%); Gales & Co.,
Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000003294 (17.67%); Gales & Co.,
Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/T04A, Rochester, NY 14683, Account 00000011551 (5.80%); Equity Growth Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000000082 (69.56%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000010017 (15.81%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000030718 (14.59%); Equity Income Fund -- Gales & Co., Fleet Investment Services,

Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000015771 (51.12%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000003748 (34.38%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14683, Account 00000000037 (14.33%); International Equity Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000073 (44.80%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000876 (40.46%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000004088 (13.59%); Growth and Income Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05000503793 (68.01%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05000503873 (28.46%); Asset
Allocation Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000073 (21.31%). Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000002698 (14.30%); Small Company Equity -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000046 (67.15%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000001492 (23.49%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000006102 (8.77%); Small Cap Value Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05000503999 (65.37%); Gates & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05000503917 (19.98%); Gates & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05000503953 (14.20%); Intermediate Government Income Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, NY/RO/TO4A, Rochester, NY 14638, Account 00000038408 (41.54%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000007183 (31.64%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000037 (26.82%); High Quality Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000037 (66.41%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000001465 (21.01%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000006095 (12.58%); Short-Term Bond Fund -- Gales & Co., Fleet Investment

Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000008627 (42.68%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000064 (40.78%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000001090 (14.44%); Tax-Exempt Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000005899 (40.23%); Gales & Co, Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000028 (38.26%); Gales and Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000670 (21.51%); Connecticut Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000019 (76.80%); Gales & Co.,
Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000037 (22.55%); Massachusetts Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000019 (56.41%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000073 (43.59%); Corporate Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, NY/RO/TO4A, Rochester, NY 14638, Account 00000000046 (48.38%); Gales Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000006102 (38.44%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000001492 (13.18%); New York Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000000019 (13.66%); Gales & Co., Fleet Investment Services, Mutual Fund Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000001107 (75.75%); Gales & Co., Fleet Investment Services, Mutual Fund Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 00000005292 (10.59%); New Jersey Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Fund Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05100115489 (71.30%); Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 East Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05100115504 (28.70%); and Strategic Equity Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit, 159 Esat Main Street, NY/RO/TO4A, Rochester, NY 14638, Account 05100115522 (98.64%).

     As of June 16, 1998, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding Retail A Shares of each of Galaxy's investment portfolios (including shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds) were as follows: Money Market Fund -- US Clearing, A Division of Fleet

Securities Inc., 26 Broadway, New York, NY 10004, Account 05100115664 (5.88%); Tax-Exempt Money Market Fund -- Hope H. Van Beuren, P.O. Box 4098, Middletown, RI 02842, Account 00000025010 (6.93%); U.S. Treasury Money Market Fund -- US Clearing, a Division of Fleet Securities Inc., 26 Broadway, New York, NY 10004, Account 06100115884 (11.24%); Massachusetts Municipal Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main St., NY/RO/TO3C, Rochester, NY 14638, Account 05100058503 (48.51%); Connecticut Municipal Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main St., NY/RO/TO3C, Rochester, NY 14638, Account 05100068521 (28.69%); Massachusetts Municipal Bond Fund -- New England Realty Associates, Robert Bline, Ronald Brown, Howard Brown & Carl Vajeri, 39 Brighton Ave., Boston, MA 02128, Account 06100587013 (5.53%); and New Jersey Municipal Bond Fund -- Jeffery W Goldman, 7 Hampton Ridge CT, Old Tappan, NJ 07675, Account 05100780704 (88.60%); NFSC FEBO # AAR-769763, William
H. & Margaret M. Wheeler, 68 Laurel Street, Carteret, NY 07008, Account 7000057096 (8.46%);

     As of June 16, 1998, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding Retail B Shares of each of Galaxy's investment portfolios were as follows: Money Market Fund -- Charles I. Boynton Insurance, 72 River Park Street, Needham, MA 02194, Account 00920380973, (19.24%); Thomas A. Dowd, Myrna L. Dowd(JTWROS) 9 Cypress Ave., Shrewsbury, MA 01546, Account 06100563501, (12.83%); Stuart Harris & Patricia N. Harris(JTWROS) 174 Mayfield Dr., Tumbull, CT 06611-2358, Account 06100220114, (6.74%); Bruce Hamilton & Sonya D. Hamilton(JTWROS), HC 76 Box 58, Greenville, ME 04446, Account 06100649581, (6.00%); Steven R. Schwanze, 2393 Lake Elmo Ave. N., Lake Elmo, MN 5604-8407, Account 06100583213 (22.01%); High Quality Bond Fund -- E.L. Bradley and Co., Inc., 16 Helen Rd., Needham, MA 02192, Account 05100649206, (5.63%); Short-Term Bond Fund -- Gabriella Dulac & Alain Dulac(JTWROS) 40 Dix Road, Wethersfield, CT 06109, Account 05100818032, (5.96%); Elizabeth Mugar, 10 Chesnut St. Apt. 1808, Springfield, MA 01103, Account 06100760012; Tax-Exempt Bond Fund -- David Fendler & Sylvia Fendler(JTWROS), 72 Brinkerhoff Ave., Stamford, CT 06905, Account 05100255354, (9.64%); Doria M. Peloguin, 43 Kaene Street, Providence, RI 02906-1520, Account 05100506413, (5.70%); NFSC FEBO # AAD-181030, Carol & Alle Guy, 14 Thomas Street, Scaredale, NY 10583, Account 07000076164, (5.30%); and Strategic Equity Fund -- Yuet Kum Ku, 7 Mason Street, Malden, MA 02148, Account 05100918601, (10.30%); Wei Chen, 87 State Creek Drive, Apt. #11, Cheekrowaga, NY 14227, Account 05100564011, (6.76%); Donald R. Kelly, 116 Balaam Drive, Bangor, ME 04401, Account 06100880133, (6.08%).

                                      APPENDIX A

                          DESCRIPTION OF SECURITIES RATINGS

     The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA, Inc. ("Fitch IBCA"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and Thomson BankWatch ("Thomson").

CORPORATE AND TAX-EXEMPT BOND RATINGS

     The four highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA, AA, A and BBB. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Securities that are rated "A" have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Securities that are rated "BBB" have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. The AA, A and BBB ratings may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     The four highest ratings of Fitch IBCA for tax-exempt and corporate bonds are AAA, AA, A and BBB. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     The four highest ratings of S&P for tax-exempt and corporate bonds are AAA, AA, A and BBB. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. Bonds rated A are considered to have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds of a higher rated category. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for higher rated categories. The AA, A and BBB ratings may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     The four highest ratings of Moody's for tax-exempt and corporate bonds are Aaa, Aa, A and Baa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future. Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's may modify a rating of Aa, A or Baa by adding numerical modifiers of 1, 2 or 3 to show relative standing within these categories. The foregoing ratings are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

     The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify such issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 indicates speculative investment characteristics.

     Fitch IBCA's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The four highest ratings of Fitch IBCA for short-term securities are F-1+, F-1, F-2 and F-3. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories. F-3 securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Issues assigned A-1 ratings, in S&P's opinion, indicate that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. Issues rated A-2 by S&P indicate that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes and circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only a speculative capacity for timely payment.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime- (or related supporting institutions) in the opinion of Moody's "have a superior capacity for repayment of short-term promissory obligations." Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-erm promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-erm promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Thomson commercial paper ratings assess the likelihood of an untimely or incomplete payment of principal or interest of debt having a maturity of one year or less, which is issued by a bank holding company or an entity within the holding company structure. The designation TBW-1 represents the highest rating category and indicates a very high degree of lieklihoodthat principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1. The designation TBW-represents the lowest investment grade category and indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TAX-XEMPT NOTE RATINGS

     A S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. Notes rated SP-1 are issued by issuers that exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest. Notes rated SP-3 are issued by issuers that exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated MIG and variable rate demand obligations are designated VMIG. Such ratings recognize the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Loans bearing the designation MIG-2 or VMIG-2 are of high quality, with margins of protection ample although not so large as with loans rated MIG-1 or VMIG-1. Loans bearing the designation MIG-3 or VMIG-3 are of favorable quality with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. Loans bearing the designation MIG-4 or VMIG-4 are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     Fitch IBCA uses its short-term ratings described above under "Corporate and Tax-Exempt Commercial Paper Ratings" for tax-exempt notes.